Valuation Allowance for Deferred Tax Assets (Detail) (Valuation Allowance of Deferred Tax Assets, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 15,443	$ 15,425	$ 18,228
Additions	6,298	2,338	3,398
Deductions	(8,415)	(2,320)	(6,201)
Ending Balance	$ 13,326	$ 15,443	$ 15,425